Trading Assets	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Trading Assets
8	Trading Assets

(a)	Trading securities
An analysis of the carrying value of trading securities is as follows:

As at October 31, 2022 ($ millions)	Remaining term to maturity
	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value

Trading securities:
Canadian federal government issued or guaranteed debt	$1,072	$2,581	$7,089	$1,934	$2,057	$1	$14,734
Canadian provincial and municipal debt	1,906	1,839	948	1,256	4,328	–	10,277
U.S. treasury and other U.S. agency debt	1,216	5,224	3,277	2,000	240	–	11,957
Other foreign government debt	2,610	1,643	3,545	356	148	–	8,302
Common shares	–	–	–	–	–	46,753	46,753
Other	540	1,620	5,415	2,706	1,064	179	11,524
Total	$7,344	$12,907	$20,274	$8,252	$7,837	$46,933	$103,547
Total by currency (in Canadian equivalent):
Canadian dollar	$3,274	$5,206	$10,243	$4,336	$6,859	$27,961	$57,879
U.S. dollar	1,304	5,694	6,448	3,550	836	12,347	30,179
Mexican peso	411	1,094	2,891	77	64	120	4,657
Other currencies	2,355	913	692	289	78	6,505	10,832
Total trading securities	$7,344	$12,907	$20,274	$8,252	$7,837	$46,933	$103,547

As at October 31, 2021 ($ millions)	Remaining term to maturity
	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Trading securities:
Canadian federal government issued or guaranteed debt	$868	$892	$6,134	$2,399	$2,821	$–	$13,114
Canadian provincial and municipal debt	778	1,434	1,829	1,215	4,598	–	9,854
U.S. treasury and other U.S. agency debt	61	1,097	3,366	2,123	176	–	6,823
Other foreign government debt	3,226	2,000	4,022	293	147	–	9,688
Common shares	–	–	–	–	–	85,016	85,016
Other	873	1,547	5,969	2,180	1,251	833	12,653
Total	$5,806	$6,970	$21,320	$8,210	$8,993	$85,849	$137,148
Total by currency (in Canadian equivalent):
Canadian dollar	$2,151	$2,663	$9,034	$4,663	$8,028	$28,116	$54,655
U.S. dollar	432	1,848	7,618	3,124	717	42,386	56,125
Mexican peso	1,038	820	2,316	17	40	630	4,861
Other currencies	2,185	1,639	2,352	406	208	14,717	21,507
Total trading securities	$5,806	$6,970	$21,320	$8,210	$8,993	$85,849	$137,148

(b)	Trading loans
The following table provides the geographic breakdown of trading loans:

As at October 31 ($ millions)	2022	2021

Trading loans (1)(2)
U.S. (3)	$6,489	$5,308
Europe (4)	708	548
Asia Pacific (4)	–	15
Canada (4)	512	2,034
Other (4)	102	208
Total	$7,811	$8,113

(1)	Geographic segmentation of trading loans is based upon the location of the ultimate risk of the underlying asset.
(2)	Loans are primarily denominated in U.S. dollars.
(3)
Includes trading loans that serve as a hedge to loan-based credit total return swaps of $6,414

(2021 – $5,203), while the remaining relates to short-term precious metals trading and lending activities.

(4)	These loans are primarily related to short-term precious metals trading and lending activities.